Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay
Versus Performance

In
accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for David M. Shaffer¹ ($)	Compensation Actually Paid to David M. Shaffer 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based on: 4		Net Income ($ Millions)	Adjusted Operating Earnings ($ Thousands)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	7,888,918	10,402,205	2,124,010	2,609,038	180.41	204.65	175.8	324,241
2022	6,852,166	2,053,729	1,771,200	799,102	153.31	192.74	143.9	318,243
2021	7,019,300	14,975,724	1,817,366	3,475,404	185.06	195.08	143.3	284,126

1.	David M. Shaffer was our PEO for each year presented. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023
Michael J. Schmidtlein	Michael J. Schmidtlein	Andrea J. Funk
Holger P. Aschke	Shawn O’Connell	Shawn O’Connell
Shawn O’Connell	Joern Tinnemeyer	Joern Tinnemeyer
Andrew M. Zogby	Andrew M. Zogby	Andrew M. Zogby

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total.

3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page
51.

Year	Summary Compensation Table Total for David M. Shaffer ($)	Exclusion of Stock Awards and Option Awards for David M. Shaffer ($)	Inclusion of Equity Values for David M. Shaffer ($)	Compensation Actually Paid to David M. Shaffer ($)
2023	7,888,918	(5,225,000)	7,738,287	10,402,205
2022	6,852,166	(4,665,000)	(133,437)	2,053,729
2021	7,019,300	(4,200,000)	12,156,424	14,975,724

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,124,010	(1,031,250)	1,516,278	2,609,038
2022	1,771,200	(935,496)	(36,602)	799,102
2021	1,817,366	(780,000)	2,438,038	3,475,404

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Y ear	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for David M. Shaffer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for David M. Shaffer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David M. Shaffer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David M. Shaffer ($)	Total— Inclusion of Equity Values for David M. Shaffer ($)
2023	7,136,543	1,157,719	—	(555,975)	—	—	7,738,287
2022	3,636,620	(3,706,864)	—	(63,193)	—	—	(133,437)
2021	5,664,401	5,448,231	—	1,043,792	—	—	12,156,424

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,408,524	188,747	(80,993)	1,516,278
2022	729,250	(747,578)	(18,274)	(36,602)
2021	1,051,948	1,173,514	212,576	2,438,038

4.
The Peer Group TSR set forth in the table below utilizes the Dow Jones US Electrical Components & Equipment Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 31, 2023. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the Dow Jones US Electrical Components & Equipment Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted Operating Earnings to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2023. Adjusted Operating Earnings is a non-GAAP measure that adjusts Operating Earnings for charges that the Company incurs as a result of restructuring activities, impairment of goodwill and indefinite-lived intangibles and other assets, acquisition activities and those charges and credits that are not directly related to operating unit performance. Please see “Fiscal Year 2023 MIP Targets and Payout” on page 44 for a description of the adjustments to operating earnings for fiscal year 2023, and “Fiscal Year 2022 MIP Targets and Payout” on page 33 of our 2022 Proxy Statement, for a description of the adjustments to operating earnings for fiscal year 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	We determined Adjusted Operating Earnings to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2023. Adjusted Operating Earnings is a non-GAAP measure that adjusts Operating Earnings for charges that the Company incurs as a result of restructuring activities, impairment of goodwill and indefinite-lived intangibles and other assets, acquisition activities and those charges and credits that are not directly related to operating unit performance. Please see “Fiscal Year 2023 MIP Targets and Payout” on page 44 for a description of the adjustments to operating earnings for fiscal year 2023, and “Fiscal Year 2022 MIP Targets and Payout” on page 33 of our 2022 Proxy Statement, for a description of the adjustments to operating earnings for fiscal year 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Named Executive Officers, Footnote [Text Block]	The individuals comprising the non-PEO NEOs for each fiscal year are listed below.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in the table below utilizes the Dow Jones US Electrical Components & Equipment Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended March 31, 2023. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the Dow Jones US Electrical Components & Equipment Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 7,888,918	$ 6,852,166	$ 7,019,300
PEO Actually Paid Compensation Amount	$ 10,402,205	2,053,729	14,975,724
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page
51.

Year	Summary Compensation Table Total for David M. Shaffer ($)	Exclusion of Stock Awards and Option Awards for David M. Shaffer ($)	Inclusion of Equity Values for David M. Shaffer ($)	Compensation Actually Paid to David M. Shaffer ($)
2023	7,888,918	(5,225,000)	7,738,287	10,402,205
2022	6,852,166	(4,665,000)	(133,437)	2,053,729
2021	7,019,300	(4,200,000)	12,156,424	14,975,724

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Y ear	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for David M. Shaffer ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David M. Shaffer ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for David M. Shaffer ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David M. Shaffer ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David M. Shaffer ($)	Total— Inclusion of Equity Values for David M. Shaffer ($)
2023	7,136,543	1,157,719	—	(555,975)	—	—	7,738,287
2022	3,636,620	(3,706,864)	—	(63,193)	—	—	(133,437)
2021	5,664,401	5,448,231	—	1,043,792	—	—	12,156,424

Non-PEO NEO Average Total Compensation Amount	$ 2,124,010	1,771,200	1,817,366
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,609,038	799,102	3,475,404
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	2,124,010	(1,031,250)	1,516,278	2,609,038
2022	1,771,200	(935,496)	(36,602)	799,102
2021	1,817,366	(780,000)	2,438,038	3,475,404

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	1,408,524	188,747	(80,993)	1,516,278
2022	729,250	(747,578)	(18,274)	(36,602)
2021	1,051,948	1,173,514	212,576	2,438,038

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company -Selected Measure
The following chart sets forth the relationship between the Compensation Actually Paid to our PEO, the average Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted Operating Earnings during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones US Electrical Components and Equipment Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2023 to Company performance. The measures in this table are not ranked.

Most Important Performance Measures	Adjusted Operating Earnings
Cumulative TSR
Primary Operating Capital

Total Shareholder Return Amount	$ 180.41	153.31	185.06
Peer Group Total Shareholder Return Amount	204.65	192.74	195.08
Net Income (Loss)	$ 175,800,000	$ 143,900,000	$ 143,300,000
Company Selected Measure Amount	324,241,000	318,243,000	284,126,000
PEO Name	David M. Shaffer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Earnings
Non-GAAP Measure Description [Text Block]	We determined Adjusted Operating Earnings to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in fiscal year 2023. Adjusted Operating Earnings is a non-GAAP measure that adjusts Operating Earnings for charges that the Company incurs as a result of restructuring activities, impairment of goodwill and indefinite-lived intangibles and other assets, acquisition activities and those charges and credits that are not directly related to operating unit performance. Please see “Fiscal Year 2023 MIP Targets and Payout” on page 44 for a description of the adjustments to operating earnings for fiscal year 2023, and “Fiscal Year 2022 MIP Targets and Payout” on page 33 of our 2022 Proxy Statement, for a description of the adjustments to operating earnings for fiscal year 2022. This performance measure may not have been the most important financial performance measure for fiscal years 2022 and 2021, and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Primary Operating Capital
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,225,000)	$ (4,665,000)	$ (4,200,000)
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,738,287	(133,437)	12,156,424
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,136,543	3,636,620	5,664,401
PEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,157,719	(3,706,864)	5,448,231
PEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(555,975)	(63,193)	1,043,792
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,031,250)	(935,496)	(780,000)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,516,278	(36,602)	2,438,038
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,408,524	729,250	1,051,948
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,747	(747,578)	1,173,514
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (80,993)	$ (18,274)	$ 212,576